Net fee and commission income	6 Months Ended
Jun. 30, 2025
Net fee And Commission Income [Line Items]
Net fee and commission income
Note 5

Net fee and commission income

Net fee and commission income
For the quarter ended Year-to-date
USD m 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
Underwriting fees 252 219 235 471 458
M&A and corporate finance fees 225 244 262 470 496
Brokerage fees 1,261 1,376 1,095 2,637 2,115
Investment fund fees 1,600 1,543 1,358 3,143 2,559
Portfolio management and related services 3,163 3,102 2,678 6,265 5,134
Other 677 796 562 1,474 1,034
Total fee and commission income
1
7,179 7,280 6,190 14,459 11,797
of which: recurring 4,760 4,607 4,076 9,368 7,744
of which: transaction-based 2,380 2,639 2,089 5,019 4,004
of which: performance-based 39 33 25 73 49
Fee and commission expense 653 650 589 1,303 1,047
Net fee and commission income 6,526 6,630 5,601 13,156 10,750
1 Reflects third-party fee and commission income for the second quarter of 2025 of USD
4,323
m for Global Wealth Management (first quarter of 2025:

USD
4,429 m; second quarter of 2024: USD 3,697 m), USD 768 m
for Personal &

Corporate Banking

(first quarter of

2025: USD
735
m; second quarter

of 2024: USD
589 m), USD 984
m for Asset

Management (first quarter

of 2025: USD
939
m; second quarter

of 2024: USD
774 m),
USD 1,100
m for the Investment Bank (first quarter of 2025:

USD
1,134 m; second quarter of 2024: USD 1,110 m), USD 1
m for Non-core and Legacy (first quarter of 2025:

USD
29 m; second quarter of 2024: USD 42 m)
and USD 3 m for Group Items (first quarter of 2025: USD 15 m; second quarter of 2024: negative USD 22 m).